Insurance Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Insurance revenue, amounts relating to changes in liability for remaining coverage [abstract]
Schedule of insurance receivables
	2019	2018
	USD	USD

Receivables from insurance companies and intermediaries	119,368,563	114,341,269
Less: Expected credit losses on insurance receivables	(6,393,719)	(6,093,638)
	112,974,844	108,247,631

Schedule of expected credit losses
	2019	2018
	USD	USD

Opening balance	6,093,638	5,621,514
Provision for the year	628,887	472,124
Write-offs	(328,806)	-
Ending balance	6,393,719	6,093,638